Prepaid expenses and other assets (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets

The Company had the following prepaid expenses at the end of each reporting period:

	June 30,	December 31,
	2025	2024
	$	$
Prepaid insurance	1,909	1,700
Prepaid research and development	338	516
Other	319	210
	2,566	2,426